Statements of Net Assets Available for Benefits - EBP, 401(K) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 868,349,829	$ 784,626,615
Receivables:
Participant contributions receivable	1,906,203	1,706,344
Employer contributions receivable	6,154,578	5,653,753
Notes receivable from participants	8,122,328	7,341,459
Total receivables	16,183,109	14,701,556
Total assets	884,532,938	799,328,171
NET ASSETS AVAILABLE FOR BENEFITS	$ 884,532,938	$ 799,328,171